Organization and principal activities (Schedule of Details of Subsidiaries, VIEs and VIE's Subsidiary) (Details)	12 Months Ended
Dec. 31, 2015
100 Online [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00% [1]
Xingxue [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	76.90%
Beifu [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	70.00%
Shanghai Yilian Equity Investment Partnership LP [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	93.50%
Guangzhou Huaduo [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Duowan Entertainment Corporation [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Huanju Shidai Technology Beijing Company Limited [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Zhuhai Duowan or Guangzhou Duowan [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Shidai [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Engage Capital Partners I LP [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	93.50%

[1]	*100 Online Education Technology (Beijing) Co.,Ltd. (“100 Online”), formerly known as Zhengrenqiang and His Partners Education Technology (Beijing) Co., Ltd. (“Zhengrenqiang”).